Acquisition (Details) $ in Thousands	Jun. 28, 2018 USD ($)
Recognized amounts of identifiable assets acquired and liabilities assumed:
Cash	$ 170
Current assets, other than cash	335
Property, plant and equipment	27
Deferred tax assets	1,445
Other intangible assets	8,545
Other current liabilities	(2,706)
Deferred tax liabilities	(1,445)
Total identifiable net assets acquired	$ 6,371